SCHEDULE OF INVESTMENTS
Ivy International Core Equity Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Australia
Financials – 1.1%
Australia and New Zealand Banking Group Ltd.	2,502	$32,467

Materials – 3.8%
BHP Group plc	1,361	27,845
BHP Group plc ADR	557	22,940
Newcrest Mining Ltd.	2,535	56,222
		107,007

Total Australia - 4.9%		$139,474
Canada
Consumer Discretionary – 1.1%
Dollarama, Inc.	973	32,359

Energy – 2.9%
Canadian Natural Resources Ltd.	2,034	35,348
Seven Generations Energy Ltd., Class A(A)	7,573	16,901
Suncor Energy, Inc.	1,768	29,808
		82,057

Total Canada - 4.0%		$114,416
China
Consumer Discretionary – 1.2%
Gree Electric Appliances, Inc. of Zhuhai, A Shares	4,233	34,016

Consumer Staples – 1.1%
Wens Foodstuffs Group Co. Ltd., Class A	9,552	29,565

Total China - 2.3%		$63,581
Denmark
Health Care – 1.3%
Novo Nordisk A/S ADR	137	8,990
Novo Nordisk A/S, Class B	415	27,063
		36,053
Industrials – 1.4%
A.P. Moller - Maersk A/S	26	31,048
A.P. Moller - Maersk A/S, Class A	8	8,816
		39,864

Total Denmark - 2.7%		$75,917
France
Communication Services – 2.4%
Orange S.A.	2,604	31,143
Ubisoft Entertainment S.A.(A)	426	35,302
		66,445
Consumer Staples – 2.3%
Carrefour S.A.(B)	2,152	33,371
Pernod Ricard S.A.	199	31,280
		64,651
Energy – 1.6%
Total S.A.(B)	1,158	44,647

Financials – 1.1%
BNP Paribas S.A.	776	30,995

Industrials – 3.6%
Airbus SE	759	54,349

Schneider Electric S.A.	417	46,373
		100,722
Information Technology – 1.6%
Cap Gemini S.A.	381	44,022

Utilities – 1.5%
ENGIE	3,443	42,696

Total Germany - 14.1%		$394,178
Germany
Communication Services – 0.6%
Deutsche Telekom AG, Registered Shares	1,067	17,904

Consumer Discretionary – 2.3%
adidas AG	115	30,426
Continental AG	338	33,254
		63,680
Consumer Staples – 1.2%
Beiersdorf Aktiengesellschaft(B)	287	32,670

Financials – 1.2%
Munchener Ruckversicherungs-Gesellschaft AG, Registered Shares	124	32,355

Health Care – 4.8%
Bayer AG	552	40,891
Fresenius Medical Care AG & Co. KGaA(A)	499	42,944
Merck KGaA	427	49,720
		133,555
Industrials – 1.2%
Hochtief Aktiengesellschaft	381	33,882

Information Technology – 2.5%
SAP AG	506	70,718

Real Estate – 1.2%
Deutsche Wohnen AG	724	32,512

Total Germany - 15.0%		$417,276
Hong Kong
Consumer Discretionary – 1.3%
Alibaba Group Holding Ltd.(A)	1,328	35,846

Financials – 2.3%
AIA Group Ltd.	2,840	26,573
Hong Kong Exchanges and Clearing Ltd.	864	36,810
		63,383

Total Hong Kong - 3.6%		$99,229
India
Energy – 1.1%
Reliance Industries Ltd.	1,396	30,663

Total India - 1.1%		$30,663
Ireland
Materials – 1.0%
CRH plc	831	28,506

Total Ireland - 1.0%		$28,506
Japan
Communication Services – 0.5%
Dentsu Group, Inc.(B)	622	14,750

Consumer Discretionary – 4.4%
Isuzu Motors Ltd.	3,932	35,731
Subaru Corp.	2,312	48,408
Zozo, Inc.	1,822	40,614
		124,753
Consumer Staples – 2.8%
Asahi Breweries Ltd.(B)	893	31,361
Seven & i Holdings Co. Ltd.	1,470	48,086
		79,447
Financials – 1.1%
ORIX Corp.	2,364	29,356

Health Care – 1.1%
Terumo Corp.	803	30,572

Industrials – 2.8%
SMC Corp.	88	45,055
Taisei Corp.	925	33,709
		78,764
Information Technology – 0.5%
Shimadzu Corp.	567	15,137

Real Estate – 1.1%
Mitsubishi Estate Co. Ltd.	2,071	30,857

Total Japan - 14.3%		$403,636
Luxembourg
Energy – 0.8%
Tenaris S.A.	1,816	11,802
Tenaris S.A. ADR	876	11,327
		23,129

Total Luxembourg - 0.8%		$23,129
Netherlands
Consumer Discretionary – 1.6%
Prosus N.V.(A)	471	43,809

Health Care – 1.2%
Koninklijke Philips Electronics N.V., Ordinary Shares	764	35,659

Industrials – 1.2%
Randstad Holding N.V.	773	34,570

Total Netherlands - 4.0%		$114,038
Norway
Consumer Staples – 1.1%
Mowi ASA	1,599	30,470

Financials – 2.0%
DNB ASA(A)	4,134	55,173

Total Norway - 3.1%		$85,643
Singapore

Communication Services – 0.9%
Singapore Telecommunications Ltd.	14,057	25,006

Total Singapore - 0.9%		$25,006
South Korea
Information Technology – 1.5%
Samsung Electronics Co. Ltd.	922	40,800

Total South Korea - 1.5%		$40,800

Sweden
Industrials – 1.3%
Epiroc AB, Class A	2,269	28,433
Epiroc AB, Class B	633	7,776

		36,209

Total Sweden - 1.3%		$36,209
Switzerland
Consumer Staples – 2.5%
Nestle S.A., Registered Shares	644	71,389

Health Care – 3.5%
Alcon, Inc.	473	27,136
Roche Holdings AG, Genusscheine	205	71,000

		98,136

Industrials – 1.5%
Ferguson plc	502	41,085

Total Switzerland - 7.5%		$210,610
United Kingdom
Communication Services – 0.7%
WPP Group plc	2,338	18,231

Consumer Staples – 1.6%
British American Tobacco plc	1,191	45,692

Financials – 3.7%
Legal & General Group plc	19,940	54,361
Lloyds Banking Group plc	35,416	13,662
Prudential plc	2,485	37,450

		105,473

Health Care – 2.5%
GlaxoSmithKline plc	2,199	44,428
GlaxoSmithKline plc ADR	637	25,980

		70,408

Industrials – 1.1%
BAE Systems plc	4,969	29,710

Information Technology – 1.0%
Amdocs Ltd.	472	28,711

Materials – 1.8%
Anglo American plc	2,116	48,773

Total United Kingdom - 12.4%		$346,998

TOTAL COMMON STOCKS – 94.5%		$2,649,309
(Cost: $2,570,645)

INVESTMENT FUNDS
United States – 1.8%
SPDR Gold Trust(A)	299	49,998

TOTAL INVESTMENT FUNDS – 1.8%		$49,998
(Cost: $36,629)

OTHER GOVERNMENT SECURITIES(C)	Principal
Norway – 1.1%
Norway Government Bond 3.750%, 5-25-21(D)(E)	NOK285,830	30,660

TOTAL OTHER GOVERNMENT SECURITIES – 1.1%		$30,660
(Cost: $32,834)

SHORT-TERM SECURITIES	Shares
Money Market Funds(F) – 3.4%
State Street Institutional U.S. Government Money Market Fund - Premier Class 0.120%	48,925	48,925
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares 0.100%(G)	45,118	45,118

		94,043

TOTAL SHORT-TERM SECURITIES – 3.4%		$94,043
(Cost: $94,043)

TOTAL INVESTMENT SECURITIES – 100.8%		$2,824,010
(Cost: $2,734,151)

LIABILITIES, NET OF CASH AND OTHER ASSETS – (0.8)%		(21,668)

NET ASSETS – 100.0%		$2,802,342

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	All or a portion of securities with an aggregate value of $76,139 are on loan.
(C)	Other Government Securities may include emerging markets sovereign, quasi-sovereign, corporate and supranational agency and organization debt securities.
(D)	Principal amounts are denominated in the indicated foreign currency, where applicable (NOK - Norwegian Krone).
(E)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2020 the total value of these securities amounted to $30,660 or 1.1% of net assets.

(F)	Rate shown is the annualized 7-day yield at June 30, 2020.
(G)	Investment made with cash collateral received from securities on loan.

The following forward foreign currency contracts were outstanding at June 30, 2020:

	Currency to be Delivered		Currency to be Received	Settlement Date	Counterparty	Unrealized Appreciation	Unrealized Depreciation
U.S. Dollar	168,906	Japanese Yen	18,326,855	7-14-20	Deutsche Bank AG	$853	$—

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$—	$142,336	$—
Consumer Discretionary	76,168	258,295	—
Consumer Staples	—	353,884	—
Energy	94,323	86,173	—
Financials	—	349,202	—
Health Care	76,877	327,506	—
Industrials	—	394,806	—
Information Technology	28,711	170,677	—
Materials	22,940	161,346	—
Real Estate	—	63,369	—
Utilities	—	42,696	—
Total Common Stocks	$299,019	$2,350,290	$—
Investment Funds	49,998	—	—
Other Government Securities	—	30,660	—
Short-Term Securities	94,043	—	—
Total	$443,060	$2,380,950	$—
Forward Foreign Currency Contracts	$—	$853	$—

The following acronym is used throughout this schedule:

ADR = American Depositary Receipts

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$2,734,151

Gross unrealized appreciation	348,251
Gross unrealized depreciation	(258,392)

Net unrealized appreciation	$89,859